Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0002159627
Registrant Name	BrightFlixx Finance (Luxembourg) S.A.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A